Equity Transactions with Noncontrolling Interests	12 Months Ended
Mar. 31, 2011
Equity Transactions with Noncontrolling Interests
Equity Transactions with Noncontrolling Interests
(21)	Equity Transactions with Noncontrolling Interests

Net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation	74,017	(103,465)	(378,961)
Transfers (to) from the noncontrolling interests:
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)	—

Total	(109,326)	(8,240)	—

Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	(35,309)	(111,705)	(378,961)

The Company conducted tender offers in October 2010 to purchase additional common shares of Panasonic Electric Works Co. Ltd. (PEW) and SANYO Electric Co. Ltd. (SANYO) for the purpose of conversion into wholly-owned subsidiaries. As a result, the equity ownership of the Company in PEW and SANYO became approximately 84% and 81%, respectively. In June 2010, the Company purchased the noncontrolling interests of IPS Alpha Technology, Ltd., which name was subsequently changed to Panasonic Liquid Display Co. Ltd.